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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-02565

ING VP Money Market Portfolio

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING VP Money Market Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING VP Money Market Portfolio (1)	as of March 31, 2005 (Unaudited)

Principal Amount			Value

CERTIFICATES OF DEPOSIT: 6.5%
$16,000,000		Credit Suisse First Boston, 2.865%, due 05/31/05	$16,000,800
5,700,000		HSBC Bank, 1.555%, due 04/22/05	5,696,073
16,000,000		HSBC Bank, 2.650%, due 04/25/05	15,999,345
7,500,000		Washington Mutual Bank, 2.470%, due 04/18/05	7,498,598
8,500,000		Washington Mutual Bank, 2.640%, due 04/04/05	8,499,844
10,700,000		Washington Mutual Bank, 2.810%, due 05/03/05	10,699,899
7,000,000		Washington Mutual Bank, 2.700%, due 05/06/05	6,999,339
		Total Certificates of Deposit (Cost $71,398,355)	71,393,898
COLLATERALIZED MORTGAGE OBLIGATIONS: 5.3%
11,000,000	#, C, XX	Blue Heron Funding Ltd., 2.880%, due 05/18/05	10,999,567
11,400,000	#, C, XX	CHEYNE 2004-1A, 2.791%, due 11/10/05	11,400,000
13,900,000	#, C, I, XX	Newcastle CDO I Ltd., 2.880%, due 10/24/05	13,900,000
13,700,000	#, C, XX	Putnam Structured Product CDO, 2.830%, due 05/16/05	13,708,071
8,500,000	#, C, XX	Whitehawk CDO Funding Ltd., 3.030%, due 09/15/05	8,500,000
		Total Collateralized Mortgage Obligations (Cost $58,500,000)	58,507,638
COMMERCIAL PAPER: 31.2%
25,800,000	@@	Alliance & Leicester PLC, 2.470%, due 04/06/05	25,789,368
24,800,000		American Express Bank FSB/Salt Lake City UT, 2.780%, due 03/16/06	24,800,000
9,000,000		American Express Credit Corp., 2.870%, due 10/14/05	9,000,000
25,500,000	#	American Honda Finance Corp., 2.640%, due 05/04/05	25,436,610
13,600,000	@@	Barclays Bank PLC, 2.750%, due 04/29/05	13,569,981
19,000,000		Concord Minutemen, 2.750%, due 04/10/06	18,999,981
18,200,000		Concord Minutemen, 2.800%, due 04/12/06	18,200,000
12,800,000		Concord Minutemen, 2.820%, due 04/04/05	12,795,989
4,200,000		Danske Corp., 2.710%, due 04/01/05	4,199,684
7,900,000		Dexia Delaware LLC, 2.810%, due 05/17/05	7,871,087
11,400,000	#	Goldman Sachs Group, 2.820%, due 07/29/05	11,403,796
22,000,000	I, XX	Goldman Sachs Group, 2.860%, due 02/13/06	22,000,000
9,604,000		Jupiter Securitization, 2.830%, due 04/05/05	9,600,225
11,450,000		Monument Gardens Funding LLC, 2.710%, due 04/25/05	11,428,507
17,100,000		Monument Gardens Funding LLC, 2.910%, due 05/23/05	17,027,050
8,800,000	XX	Monument Gardens Funding LLC, 3.350%, due 06/13/05	8,739,755
6,804,000		St. Germain Holdings, 2.720%, due 04/11/05	6,798,345
8,150,000		St. Germain Holdings, 2.830%, due 04/14/05	8,141,046
10,208,000		St. Germain Holdings, 2.830%, due 04/22/05	10,190,346
9,300,000		Three Pillars Funding Corp., 2.820%, due 04/06/05	9,295,629
14,922,000		Thunder Bay Funding, Inc., 2.700%, due 04/15/05	14,905,213
12,450,000		Thunder Bay Funding, Inc., 3.020%, due 06/16/05	12,370,071
4,900,000		UBS Finance Delaware LLC, 2.870%, due 06/01/05	4,875,892
24,600,000	XX	Verizon Global Funding, 3.120%, due 04/13/06	24,600,000
7,000,000		Westpac Capital Corp., 2.900%, due 06/10/05	6,960,170
4,806,000		Yorktown Capital LLC, 2.800%, due 04/01/05	4,805,626
		Total Commercial Paper (Cost $343,827,159)	343,804,371
CORPORATE BONDS/NOTES: 37.3%
9,000,000	#, C	American General Financial Corp., 2.810%, due 04/13/06	9,000,000
5,150,000	#	American Honda Finance, 2.690%, due 04/11/05	5,150,000
6,300,000	#	American Honda Finance, 2.880%, due 05/16/05	6,300,000
18,500,000		Associates Corp. NA, 3.190%, due 06/27/05	18,508,732
12,700,000	L	Bank of America Corp, 7.875%, due 05/16/05	12,771,828
19,000,000		Bank One Corp., 7.625%, due 08/01/05	19,261,250

PORTFOLIO OF INVESTMENTS
ING VP Money Market Portfolio (1)	as of March 31, 2005 (Unaudited)(continued)

Principal Amount			Value

13,500,000		Bank One NA, 2.990%, due 07/26/05	13,500,000
12,300,000		Bear Stearns Cos., Inc., 2.766%, due 04/05/06	12,300,000
12,750,000		Bear Stearns Cos., Inc., 2.860%, due 04/28/06	12,750,000
13,500,000		Bear Stearns Cos., Inc., 2.960%, due 11/28/05	13,516,874
14,500,000		Bellsouth Telecommunications, 6.500%, due 06/15/05	14,590,625
4,940,000		Caterpillar Financial Services Corp., 4.690%, due 04/25/05	4,947,592
10,000,000		Citigroup, Inc., 4.125%, due 06/30/05	10,023,140
9,100,000		Citigroup, Inc., 6.750%, due 12/01/05	9,282,000
23,100,000		Credit Suisse First Boston USA, 2.969%, due 12/08/05	23,104,760
13,600,000		Crown Point Capital Co., 2.696%, due 08/08/05	13,600,449
6,400,000		Fannie Mae, 2.989%, due 10/07/05	6,400,000
16,000,000		General Electric Capital Corp., 2.860%, due 04/07/06	16,020,000
4,100,000		General Electric Capital Corp., 2.950%, due 02/03/06	4,110,250
12,050,000	#	Goldman Sachs Group LP, 2.800%, due 04/13/06	12,050,000
7,800,000	@@, #	HBOS Treasury Services PLC, 2.710%, due 03/31/06	7,809,750
9,075,000	@@, #	HBOS Treasury Services PLC, 2.770%, due 07/29/05	9,075,000
19,500,000	@@, #	HBOS Treasury Services PLC, 3.080%, due 04/24/06	19,501,755
9,800,000		HSBC Finance Corp, 3.330%, due 06/17/05	9,806,174
5,800,000		HSBC Finance Corp, 8.000%, due 05/09/05	5,827,812
13,500,000	I	Money Market Trust LLY, 2.770%, due 06/03/05	13,499,730
31,400,000	#, I	Money Market Trust Series A, 2.885%, due 04/07/06	31,408,917
5,400,000		Morgan Stanley, 7.750%, due 06/15/05	5,447,250
3,800,000		PNC Bank NA, 3.020%, due 05/18/05	3,800,000
9,500,000	#	The Bank of New York Co., Inc., 2.870%, due 04/28/06	9,500,000
20,475,000	C	Verizon Global Funding Corp., 6.750%, due 12/01/05	20,884,500
5,400,000		Washington Mutual Bank, 2.650%, due 07/18/05	5,400,000
10,800,000		Wells Fargo & Co., 2.766%, due 03/31/06	10,813,500
14,300,000		Wells Fargo & Co., 3.120%, due 09/29/05	14,307,851
7,800,000		Westpac Banking Corp., 2.990%, due 04/11/06	7,801,927
		Total Corporate Bonds/Notes (Cost $412,233,874)	412,071,666
U.S. GOVERNMENT AGENCY OBLIGATIONS: 5.7%
		Federal Home Loan Bank: 3.6%
11,700,000	C	1.425%, due 04/04/05	11,698,393
7,200,000	C	1.600%, due 05/16/05	7,186,426
20,750,000		2.500%, due 12/15/05	20,594,376
			39,479,195
		Federal National Mortgage Association: 2.1%
11,500,000	C	1.550%, due 05/04/05	11,486,263
5,400,000	C	1.610%, due 05/13/05	5,390,483
6,900,000		6.000%, due 12/15/05	7,020,750
		Total U.S. Government Agency Obligations (Cost $63,509,449)	23,897,496
			63,376,691
REPURCHASE AGREEMENT: 13.1%
144,990,000		Morgan Stanley Repurchase Agreement dated 03/31/05, 2.850%, due 04/01/05, $145,001,478 to be received upon repurchase (Collateralized by $149,290,000 various Federal National Mortgage obligations, 1.750%-4.250%, Market Value plus accrued interest $147,890,624 due 06/16/06 – 05/15/09)	144,990,000
		Total Repurchase Agreement (Cost $144,990,000)	144,990,000
SECURITIES LENDING COLLATERALCC: 0.0%
101,016		The Bank of New York Institutional Cash Reserves Fund	101,016
		Total Securities Lending Collateral (Cost $101,016)	101,016

PORTFOLIO OF INVESTMENTS
ING VP Money Market Portfolio (1)	as of March 31, 2005 (Unaudited)(continued)

Principal Amount				Value

		Total Investments In Securities
		(Cost $1,094,559,853)*	99.1%	$1,094,245,280
		Other Assets and Liabilities—Net	0.9	9,671,604
		Net Assets	100.0%	$1,103,916,884

	(1)

All securities with a maturity date greater than 13 months have either a variable rate, demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less.  Rate shown reflects current rate.

	@@	Foreign issuer
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.  Unless otherwise indicated, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.  At March 31, 2005, these securities totaled $205,143,466 or 18.6% of net assets.

	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at 03/31/05.
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$89,976
		Gross Unrealized Depreciation		(404,549)
		Net Unrealized Depreciation		$(314,573)

Pursuant to guidelinesadopted by the Portfolio’s Board, the following securities have been deemed to be illiquid. The Portfolio currently limits investment in illiquid securities to 10% of the Portfolio’s net assets, at market value, at time of purchase.

Illiquid Securities

		Initial			Percent
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets
Money Market Trust LLY	13,500,000	06/09/02	$13,500,000	$13,499,730	1.2%
Money Market Trust Series A	31,400,000	05/15/03	31,400,000	31,408,917	2.8%
Goldman Sachs Group	22,000,000	01/13/05	22,000,000	22,000,000	2.0%
Newcastle CDO I Ltd.	13,900,000	10/23/03	13,900,000	13,900,000	1.3%
			$80,800,000	$80,808,647	7.3%

Item 2. Controls and Procedures.

(a)          Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)         There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING VP Money Market Portfolio

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	May 27, 2005

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	May 27, 2005